Commitments - Capital commitments (Details) - GBP (£)	Jun. 30, 2022	Jun. 30, 2021
Property, plant and equipment
Capital commitments
Capital commitments	£ 1,185,000	£ 1,240,000
Other intangible assets
Capital commitments
Capital commitments	£ 1,476,000	£ 479,000